Special Charges (Narrative) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 02, 2016 USD ($)	Jan. 02, 2016 USD ($) settlement	Jan. 03, 2015 USD ($) settlement	Dec. 28, 2013 USD ($)	Dec. 29, 2012 division
Restructuring Cost and Reserve [Line Items]
Number of operating divisions | division					2
Number of legal settlements | settlement		2	3
Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Settlement gain (expense)		$ (3)	$ (37)	$ (22)
Operating Expense [Member] | Product Liability Claim [Member]
Restructuring Cost and Reserve [Line Items]
Favorable (unfavorable) judgment charge		(1)
Operating Expense [Member] | Field Action Costs [Member]
Restructuring Cost and Reserve [Line Items]
Litigation charges		19	31	28
Operating Expense [Member] | March 2010 Securities Class Action [Member]
Restructuring Cost and Reserve [Line Items]
Insurance recoveries		10
Operating Expense [Member] | Purchased Technology and Patents [Member]
Restructuring Cost and Reserve [Line Items]
Settlement gain (expense)			48
Cost of Sales [Member] | Field Action Costs, Scrapped Inventory [Member]
Restructuring Cost and Reserve [Line Items]
Product field action, estimated expense (benefit)		(5)	23
Cost of Sales [Member] | Field Action Costs, Neuromodulation Voluntary Product Field Action [Member]
Restructuring Cost and Reserve [Line Items]
Product field action, estimated expense (benefit)		(2)	(4)	10
IPR&D [Member] | Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Intangible asset impairment charges, Indefinite-lived			50	15
Trade Names [Member] | Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Intangible asset impairment charges, Indefinite-lived			8	14
Customer Relationships [Member] | Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Intangible asset impairment charges, Finite-lived		2		13
2016 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	$ 34
Expected costs remaining	$ 30	30
Restructuring and Related Cost, Incurred Cost		2
2016 Initiatives [Member] | Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Special charges		22
2016 Initiatives [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Special charges		12
2016 Initiatives [Member] | Other Restructuring [Member] | Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other restructuring costs		0
2016 Initiatives [Member] | Other Restructuring [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other restructuring costs		1
Manufacturing and Supply Optimization Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges		78	32
Manufacturing and Supply Optimization Plan [Member] | Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Special charges		49	25
Manufacturing and Supply Optimization Plan [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Special charges		29	7
Manufacturing and Supply Optimization Plan [Member] | Other Restructuring [Member] | Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other restructuring costs		29	8
Manufacturing and Supply Optimization Plan [Member] | Other Restructuring [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other restructuring costs		7	0
2012 Business Realignment Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges		14	108	220
2012 Business Realignment Restructuring Plan [Member] | Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Special charges		9	78	185
2012 Business Realignment Restructuring Plan [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Special charges		5	30	35
2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other restructuring costs			36	102
2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member] | Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other restructuring costs		5	35	97
2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other restructuring costs		$ 0	1	5
2012 Business Realignment Restructuring Plan [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other restructuring costs			22	64
2012 Business Realignment Restructuring Plan [Member] | Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other restructuring costs				38
2012 Business Realignment Restructuring Plan [Member] | Research agreement termination cost [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other restructuring costs				$ 23
2012 Business Realignment Restructuring Plan [Member] | Discontinuation of a clinical trial [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other restructuring costs			10
2012 Business Realignment Restructuring Plan [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other restructuring costs			$ 4